Fair Value of Financial Instruments (Details) - EBP 004 - Master Trust Balances - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value	$ 287,555,524	$ 260,354,885
Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	114,161,653	98,986,627
GATX common stock fund
EBP, Master Trust [Line Items]
Total investments at fair value	31,944,636	30,869,976
Collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	141,449,235	130,498,282
Level 1
EBP, Master Trust [Line Items]
Total investments at fair value	287,555,524	260,354,885
Level 1 | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	114,161,653	98,986,627
Level 1 | GATX common stock fund
EBP, Master Trust [Line Items]
Total investments at fair value	31,944,636	30,869,976
Level 1 | Collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	141,449,235	130,498,282
Level 2
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Master Trust [Line Items]
Total investments at fair value	$ 0	$ 0